Schedule of Investments (unaudited) April 30, 2020	iShares® Edge MSCI USA Quality Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.2%
Huntington Ingalls Industries Inc.	201,316	$38,533,896

Air Freight & Logistics — 0.7%
CH Robinson Worldwide Inc.	648,267	45,962,130
Expeditors International of Washington Inc.	923,572	66,132,373

		112,094,503

Banks — 0.2%
East West Bancorp. Inc.	860,665	30,183,522

Beverages — 4.4%
Monster Beverage Corp.(a)	1,281,285	79,196,226
PepsiCo Inc.	4,941,285	653,682,592

		732,878,818

Biotechnology — 3.1%
Amgen Inc.	1,276,589	305,385,621
Biogen Inc.(a)	437,292	129,801,384
Regeneron Pharmaceuticals Inc.(a)	145,938	76,745,875

		511,932,880

Building Products — 0.5%
Allegion PLC	485,090	48,770,949
AO Smith Corp.	664,593	28,165,451

		76,936,400

Capital Markets — 8.1%
Ameriprise Financial Inc.	811,924	93,322,545
BlackRock Inc.(b)	680,538	341,657,298
Charles Schwab Corp. (The)	6,998,311	263,976,291
Eaton Vance Corp., NVS	716,163	26,283,182
FactSet Research Systems Inc.	338,073	92,970,075
Franklin Resources Inc.	1,841,092	34,686,173
MarketAxess Holdings Inc.	307,214	139,785,442
SEI Investments Co.	1,049,938	53,504,840
T Rowe Price Group Inc.	1,932,322	223,434,393
TD Ameritrade Holding Corp.	1,782,821	70,011,381

		1,339,631,620

Chemicals — 1.4%
Air Products & Chemicals Inc.	656,765	148,153,049
Celanese Corp.	386,193	32,081,052
LyondellBasell Industries NV, Class A	930,903	53,945,829

		234,179,930

Commercial Services & Supplies — 0.7%
Copart Inc.(a)	1,090,842	87,387,353
Rollins Inc.(c)	804,900	32,196,000

		119,583,353

Communications Equipment — 1.7%
Cisco Systems Inc.	6,385,743	270,627,788
F5 Networks Inc.(a)	100,995	14,064,564

		284,692,352

Containers & Packaging — 0.7%
Amcor PLC(a)	6,914,335	62,021,585
Avery Dennison Corp.	282,339	31,167,402
Packaging Corp. of America	289,388	27,969,350

		121,158,337

Electric Utilities — 1.6%
OGE Energy Corp.	3,590,806	113,182,205
Pinnacle West Capital Corp.	1,976,716	152,187,365

		265,369,570

Security	Shares	Value

Electrical Equipment — 1.0%
Rockwell Automation Inc.	840,277	$159,215,686

Electronic Equipment, Instruments & Components — 0.2%
TE Connectivity Ltd.	497,546	36,549,729

Energy Equipment & Services — 0.1%
Baker Hughes Co.	705,066	9,835,671

Entertainment — 2.8%
Activision Blizzard Inc.	1,174,502	74,851,012
Electronic Arts Inc.(a)	490,234	56,014,137
Take-Two Interactive Software Inc.(a)	187,372	22,681,381
Walt Disney Co. (The)	2,879,630	311,431,984

		464,978,514

Equity Real Estate Investment Trusts (REITs) — 2.3%
AvalonBay Communities Inc.(c)	319,965	52,138,297
Host Hotels & Resorts Inc.	1,718,971	21,160,533
National Retail Properties Inc.	355,279	11,596,307
Prologis Inc.	1,536,736	137,122,953
Public Storage	620,543	115,079,699
Simon Property Group Inc.	772,846	51,602,927

		388,700,716

Food Products — 0.4%
Lamb Weston Holdings Inc.	978,595	60,046,589

Gas Utilities — 1.4%
Atmos Energy Corp.	2,276,620	232,146,941

Health Care Equipment & Supplies — 1.6%
ABIOMED Inc.(a)(c)	84,693	16,197,536
Align Technology Inc.(a)(c)	173,730	37,325,891
Edwards Lifesciences Corp.(a)	418,420	91,006,350
IDEXX Laboratories Inc.(a)	348,718	96,804,117
Varian Medical Systems Inc.(a)	159,964	18,296,682

		259,630,576

Hotels, Restaurants & Leisure — 0.2%
Darden Restaurants Inc.	363,188	26,799,643

Household Durables — 0.2%
NVR Inc.(a)	11,974	37,119,400

Industrial Conglomerates — 2.7%
3M Co.	2,922,178	443,937,282

Insurance — 4.5%
Aflac Inc.	4,348,970	161,955,643
Erie Indemnity Co., Class A, NVS	203,019	36,149,563
Marsh & McLennan Companies Inc.	2,802,564	272,773,554
Progressive Corp. (The)	3,577,520	276,542,296

		747,421,056

Interactive Media & Services — 7.6%
Alphabet Inc., Class A(a)	227,492	306,363,476
Alphabet Inc., Class C, NVS(a)	237,408	320,182,673
Facebook Inc., Class A(a)	3,153,853	645,625,248

		1,272,171,397

Internet & Direct Marketing Retail — 1.8%
Booking Holdings Inc.(a)	201,187	297,871,437

IT Services — 9.5%
Accenture PLC, Class A	1,099,864	203,683,814
Automatic Data Processing Inc.	790,226	115,918,252
Broadridge Financial Solutions Inc.	161,887	18,778,892

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Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI USA Quality Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
International Business Machines Corp.	1,176,433	$147,712,927
Jack Henry & Associates Inc.	106,181	17,365,903
Mastercard Inc., Class A	1,932,627	531,414,446
Paychex Inc.	590,144	40,436,667
Visa Inc., Class A(c)	2,696,275	481,878,268
Western Union Co. (The)	985,923	18,801,552

		1,575,990,721

Life Sciences Tools & Services — 1.0%
Illumina Inc.(a)(c)	245,571	78,344,516
Mettler-Toledo International Inc.(a)	67,764	48,786,014
Waters Corp.(a)(c)	226,162	42,292,294

		169,422,824

Machinery — 2.5%
Cummins Inc.	736,539	120,424,127
Illinois Tool Works Inc.	1,825,682	296,673,325

		417,097,452

Media — 0.3%
Fox Corp., Class A, NVS	533,187	13,793,548
Fox Corp., Class B(a)(c)	260,117	6,648,590
Interpublic Group of Companies Inc. (The)	571,221	9,699,333
Omnicom Group Inc.	429,029	24,467,524

		54,608,995

Metals & Mining — 0.2%
Nucor Corp.	817,164	33,658,985

Oil, Gas & Consumable Fuels — 2.8%
Concho Resources Inc.	231,422	13,126,256
Diamondback Energy Inc.	205,628	8,953,043
Exxon Mobil Corp.	5,996,694	278,666,370
HollyFrontier Corp.	164,622	5,439,111
Kinder Morgan Inc./DE	2,294,020	34,937,925
Occidental Petroleum Corp.	1,042,898	17,312,107
ONEOK Inc.	571,081	17,092,454
Phillips 66	664,314	48,607,855
Valero Energy Corp.	654,638	41,471,317

		465,606,438

Personal Products — 0.9%
Estee Lauder Companies Inc. (The), Class A	881,575	155,509,830

Pharmaceuticals — 9.8%
Bristol-Myers Squibb Co.	1,635,891	99,478,532
Eli Lilly & Co.	2,463,449	380,947,753
Johnson & Johnson	5,078,473	761,974,089
Merck & Co. Inc.	4,877,021	386,942,846

		1,629,343,220

Professional Services — 0.2%
Robert Half International Inc.	707,217	33,430,148

Real Estate Management & Development — 0.3%
CBRE Group Inc., Class A(a)	988,612	42,441,113
Jones Lang LaSalle Inc.(c)	156,855	16,560,751

		59,001,864

Semiconductors & Semiconductor Equipment — 2.9%
Applied Materials Inc.	1,505,461	74,791,302
KLA Corp.	238,495	39,134,645
Lam Research Corp.	214,926	54,866,309
Maxim Integrated Products Inc.	493,543	27,134,994
Skyworks Solutions Inc.	255,561	26,547,677

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Texas Instruments Inc.	1,981,456	$229,987,598
Xilinx Inc.	395,908	34,602,359

		487,064,884

Software — 6.3%
Cadence Design Systems Inc.(a)(c)	402,458	32,651,418
Intuit Inc.	484,038	130,598,293
Microsoft Corp.	3,970,539	711,560,294
Oracle Corp.	3,021,291	160,037,784
Paycom Software Inc.(a)	70,220	18,328,824

		1,053,176,613

Specialty Retail — 3.4%
Best Buy Co. Inc.	831,050	63,766,467
Gap Inc. (The)(c)	631,953	5,131,458
Ross Stores Inc.	1,616,737	147,705,092
TJX Companies Inc. (The)	5,433,905	266,533,040
Tractor Supply Co.	409,129	41,497,955
Ulta Beauty Inc.(a)	214,940	46,839,725

		571,473,737

Technology Hardware, Storage & Peripherals — 4.1%
Apple Inc.	2,238,321	657,618,710
NetApp Inc.	402,671	17,624,909

		675,243,619

Textiles, Apparel & Luxury Goods — 3.5%
Lululemon Athletica Inc.(a)	382,602	85,503,895
NIKE Inc., Class B	4,964,016	432,762,915
VF Corp.	992,855	57,684,875

		575,951,685

Tobacco — 1.3%
Altria Group Inc.	5,505,238	216,080,592

Trading Companies & Distributors — 0.6%
Fastenal Co.	2,900,227	105,046,222

Total Common Stocks — 99.7% (Cost: $16,674,804,366)		16,581,307,647

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(b)(d)(e)	100,762,174	100,873,012
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(b)(d)	29,340,000	29,340,000

		130,213,012

Total Short-Term Investments — 0.8% (Cost: $130,035,131)		130,213,012

Total Investments in Securities — 100.5% (Cost: $16,804,839,497)		16,711,520,659

Other Assets, Less Liabilities — (0.5)%		(90,955,441)

Net Assets — 100.0%		$16,620,565,218

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI USA Quality Factor ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased		Shares Sold	Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	72,392,551	28,369,623	(b)	—	100,762,174	$100,873,012	$449,767	(c)	$160,668		$175,896
BlackRock Cash Funds: Treasury, SL Agency Shares	25,762,000	3,578,000	(b)	—	29,340,000	29,340,000	292,236		—		—
BlackRock Inc.	477,287	433,344		(230,093)	680,538	341,657,298	5,936,916		9,867,806		16,777,315

						$471,870,310	$6,678,919		$10,028,474		$16,953,211

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	248	06/19/20	$35,990	$4,253,309

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$16,581,307,647	$—	$—	$16,581,307,647
Money Market Funds	130,213,012	—	—	130,213,012

	$16,711,520,659	$—	$—	$16,711,520,659

Derivative financial instruments(a)
Assets
Futures Contracts	$4,253,309	$—	$—	$4,253,309

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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